Segment Information (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Revenues from external customers	$ 28,189	$ 30,198
Income tax expense	(20)	(19)
Net loss	(26,351)	(115,923)
Total assets	740,067		$ 193,730
Drybulk Segment
Revenues from external customers	20,714	15,223
Net loss	(15,401)	(64,963)
Total assets	373,742		162,532
Offshore Support Segment
Revenues from external customers	3,819	14,930
Income tax expense	(20)	(19)
Net loss	(7,340)	(8,391)
Total assets	34,200		31,191
Tanker Segment
Revenues from external customers	3,606	45
Net loss	(2,847)	(1,115)
Total assets	202,410		$ 7
Gas Carrier Segment
Revenues from external customers	50
Net loss	(763)
Total assets	$ 129,715
Drilling Segment
Net loss		$ (41,454)